Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Carrying Amount	$ 41		$ 41	$ 41
Accumulated Amortization	30		30	24
Net	11		11	17
Amortization expense			6	4	$ 4
Intangible assets	7		7
Estimated future amortization expense
2022	9		9
2023	2		2
2024	0		0
2025	0		0
2026	0		0
Patents, trademarks and technology
INTANGIBLE ASSETS
Carrying Amount	27		27	27
Accumulated Amortization	19		19	11
Net	8		8	16
Other intangibles
INTANGIBLE ASSETS
Carrying Amount	14		14	14
Accumulated Amortization	11		11	13
Net	$ 3		$ 3	$ 1
Other intangibles | Maximum
INTANGIBLE ASSETS
Estimated useful life			15 years
Other intangibles | Minimum
INTANGIBLE ASSETS
Estimated useful life			5 years
Intangible Assets Impacted by Useful Life Reduction
INTANGIBLE ASSETS
Estimated useful life	1 year	7 years